SUBSEQUENT EVENTS (Details) - shares		12 Months Ended
	Mar. 03, 2016	Dec. 31, 2015	Feb. 02, 2015
RSUs [Member]
SUBSEQUENT EVENTS [Line Items]
RSUs granted		35,000
Share Option Plan 2013 [Member]
SUBSEQUENT EVENTS [Line Items]
Number of outstanding shares reserved before increment			500,000
Issuance of shares upon exercise of warrants			750,000
Subsequent Event [Member] | Employees and Officer [Member] | RSUs [Member]
SUBSEQUENT EVENTS [Line Items]
RSUs granted	28,000
Subsequent Event [Member] | Share Option Plan 2013 [Member]
SUBSEQUENT EVENTS [Line Items]
Number of outstanding shares reserved before increment	750,000
Issuance of shares upon exercise of warrants	1,250,000